Goodwill and Other Intangible Assets (Tables)	9 Months Ended
Sep. 30, 2026
Disclosure Text Block Supplement [Abstract]
Schedule of changes in the carrying amount of goodwill
Changes in the carrying amount of the Company’s goodwill during the nine months ended September 30, 2026 were as follows:

(U.S. $ in thousands)
Goodwill as of January 1, 2026	$101,599
Measurement period adjustments	(659)
Currency translation adjustments	(717)
Goodwill as of September 30, 2026	$100,223

Schedule of other intangible assets
Other intangible assets consisted of the following:

	September 30, 2026			December 31, 2025
	Carrying Amount, net of Impairment	Accumulated Amortization	Net book value	Carrying Amount, net of Impairment	Accumulated Amortization	Net book value
	(U.S. $ in thousands)			(U.S. $ in thousands)
Developed technology	$406,361	$(350,060)	$56,301	$406,606	$(336,621)	$69,985
Patents	31,819	(15,639)	16,180	30,028	(13,717)	16,311
Trademarks and trade names	22,306	(19,741)	2,565	22,406	(19,062)	3,344
Customer relationships	102,943	(97,696)	5,247	103,084	(96,882)	6,202
	$563,429	$(483,136)	$80,293	$562,124	$(466,282)	$95,842

Schedule of estimated amortization expense relating to intangible assets
As of September 30, 2026, the estimated amortization expenses relating to intangible assets for each of the following future periods were as follows:

Estimated Amortization Expenses
(U.S. $ in thousands)
Remaining 3 months of 2026	$5,690
2027	21,906
2028	17,732
2029	11,985
2030	11,354
2031 and thereafter	11,626
Total	$80,293